UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 829-1633


Signature, Place and Date of Signing:


      /s/ Laura Roche          New York, New York          August 14, 2006
     -----------------        --------------------        -----------------
        [Signature]              [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          22

Form 13F Information Table Value Total:    $151,503
                                           (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

COL 1                         COL 2       COL 3          COL 4          COL 5             COL 6       COL 7       COL 8

                                                         MARKET                                                  VOTING
                             TITLE OF     CUSIP          VALUE     SHARES OR  SH/  PUT/  INVESTMENT   OTHER      AUTHORITY
NAME OF SECURITY             CLASS        NUMBER         (X000)    PRN AMT    PRN  CALL  DISCRETION   MANAGERS   SOLE
Affirmative Ins Hldgs Inc    COM          008272106       4,582     292,792   SH         SOLE         NONE         292,792
Annaly Mtg Mgmt Inc          COM          035710409      13,886   1,084,000   SH         SOLE         NONE       1,084,000
Anworth Mortgage Asset Cp    COM          037347101       6,655     801,800   SH         SOLE         NONE         801,800
Brookfield Homes Corp        COM          112723101       7,908     240,015   SH         SOLE         NONE         240,015
Brookdale Sr Living Inc      COM          112463104       2,537      56,700   SH         SOLE         NONE          56,700
Cash Systems Inc             COM          14756B102         511      70,044   SH         SOLE         NONE          70,044
Diamonds Tr                  UNIT SER 1   252787106       5,131      45,900   SH         SOLE         NONE          45,900
Great Lakes Bancorp Inc      COM New      390914109       7,685     439,659   SH         SOLE         NONE         439,659
Government Pptys Tr Inc      COM          38374W107      18,806   1,981,674   SH         SOLE         NONE       1,981,674
Hercules Tech Growth Inc     COM          427096508       5,409     447,021   SH         SOLE         NONE         447,021
Hollinger Intl Inc           CL A         435569108       5,571     693,800   SH         SOLE         NONE         693,800
ishares Tr                   S&P100 IDX   464287101       5,176      89,180   SH         SOLE         NONE          89,180
MFA Mtg Invts Inc            COM          55272X102       2,184     317,400   SH         SOLE         NONE         317,400
PHH Corp                     COM NEW      693320202       4,544     165,000   SH         SOLE         NONE         165,000
Retail Ventures Inc          COM          76128Y102       1,791     100,500   SH         SOLE         NONE         100,500
Scholastic Corp              COM          807066105      10,853     417,915   SH         SOLE         NONE         417,915
Transocean Inc               ORD          G90078109       6,426      80,000   SH         SOLE         NONE          80,000
Trimeris Inc                 COM          896263100       3,370     293,322   SH         SOLE         NONE         293,322
UnitedHealth Group Inc       COM          91324P102      15,566     347,600   SH         SOLE         NONE         347,600
Viacom Inc New               CL B         92553P201       5,555     155,000   SH         SOLE         NONE         155,000
Williams Cos Inc Del         COM          969457100       7,592     325,000   SH         SOLE         NONE         325,000
Zoll Med Corp                COM          989922109       9,765     298,087   SH         SOLE         NONE         298,087
                                                        151,503




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